Fair Value Measurements (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Investment securities available-for-sale	$ 1,853	$ 1,480
Investment securities held-to-maturity	924	1,084
Loans held-for-sale	4,300	3,145
Loans held-for-investment	12	72
Mortgage servicing rights	291	335
Carrying Value
Assets
Cash and cash equivalents	204	158
Investment securities available-for-sale	1,853	1,480
Investment securities held-to-maturity	939	1,093
Loans held-for-sale	4,321	3,177
Loans held-for-investment	7,713	6,065
Loans with government guarantees	271	365
Mortgage servicing rights	291	335
Federal Home Loan Bank stock	303	180
Bank owned life insurance	330	271
Repossessed assets	8	14
Other assets, foreclosure claims	84	135
Derivative financial instruments, assets	39	123
Liabilities
Federal Home Loan Bank advances	(5,665)	(2,980)
Long-term debt	(494)	(493)
Warrant liabilities		(4)
DOJ litigation settlement	(60)	(60)
Contingent consideration	(25)
Derivative financial instruments, liabilities	(11)	(54)
Carrying Value | Demand deposits and savings accounts
Liabilities
Deposits	(4,965)	(5,268)
Carrying Value | Certificates of deposit
Liabilities
Deposits	(1,493)	(1,056)
Carrying Value | Wholesale deposits
Liabilities
Deposits	(45)
Carrying Value | Government deposits
Liabilities
Deposits	(1,073)	(1,030)
Carrying Value | Company controlled deposits
Liabilities
Deposits	(1,358)	(1,446)
Total fair value
Assets
Cash and cash equivalents	204	158
Investment securities available-for-sale	1,853	1,480
Investment securities held-to-maturity	924	1,084
Loans held-for-sale	4,322	3,178
Loans held-for-investment	7,667	5,998
Loans with government guarantees	261	354
Mortgage servicing rights	291	335
Federal Home Loan Bank stock	303	180
Bank owned life insurance	330	271
Repossessed assets	8	14
Other assets, foreclosure claims	84	135
Derivative financial instruments, assets	39	123
Liabilities
Federal Home Loan Bank advances	(5,662)	(2,964)
Long-term debt	(417)	(277)
Warrant liabilities		(4)
DOJ litigation settlement	(60)	(60)
Contingent consideration	(25)
Derivative financial instruments, liabilities	(11)	(54)
Total fair value | Demand deposits and savings accounts
Liabilities
Deposits	(4,557)	(4,956)
Total fair value | Certificates of deposit
Liabilities
Deposits	(1,498)	(1,062)
Total fair value | Wholesale deposits
Liabilities
Deposits	(43)
Total fair value | Government deposits
Liabilities
Deposits	(1,048)	(1,011)
Total fair value | Company controlled deposits
Liabilities
Deposits	(1,311)	(1,371)
Total fair value | Level 1
Assets
Cash and cash equivalents	204	158
Investment securities available-for-sale	0	0
Investment securities held-to-maturity	0	0
Loans held-for-sale	0	0
Loans held-for-investment	0	0
Loans with government guarantees	0	0
Mortgage servicing rights	0	0
Federal Home Loan Bank stock	0	0
Bank owned life insurance	0	0
Repossessed assets	0	0
Other assets, foreclosure claims	0	0
Derivative financial instruments, assets	0	45
Liabilities
Federal Home Loan Bank advances	0	0
Long-term debt	0	0
Warrant liabilities		0
DOJ litigation settlement	0	0
Contingent consideration	0
Derivative financial instruments, liabilities	0	(11)
Total fair value | Level 1 | Demand deposits and savings accounts
Liabilities
Deposits	0	0
Total fair value | Level 1 | Certificates of deposit
Liabilities
Deposits	0	0
Total fair value | Level 1 | Wholesale deposits
Liabilities
Deposits	0
Total fair value | Level 1 | Government deposits
Liabilities
Deposits	0	0
Total fair value | Level 1 | Company controlled deposits
Liabilities
Deposits	0	0
Total fair value | Level 2
Assets
Cash and cash equivalents	0	0
Investment securities available-for-sale	1,853	1,480
Investment securities held-to-maturity	924	1,084
Loans held-for-sale	4,322	3,178
Loans held-for-investment	8	7
Loans with government guarantees	261	354
Mortgage servicing rights	0	0
Federal Home Loan Bank stock	303	180
Bank owned life insurance	330	271
Repossessed assets	0	0
Other assets, foreclosure claims	84	135
Derivative financial instruments, assets	15	54
Liabilities
Federal Home Loan Bank advances	(5,662)	(2,964)
Long-term debt	(417)	(277)
Warrant liabilities		(4)
DOJ litigation settlement	0	0
Contingent consideration	0
Derivative financial instruments, liabilities	(11)	(37)
Total fair value | Level 2 | Demand deposits and savings accounts
Liabilities
Deposits	(4,557)	(4,956)
Total fair value | Level 2 | Certificates of deposit
Liabilities
Deposits	(1,498)	(1,062)
Total fair value | Level 2 | Wholesale deposits
Liabilities
Deposits	(43)
Total fair value | Level 2 | Government deposits
Liabilities
Deposits	(1,048)	(1,011)
Total fair value | Level 2 | Company controlled deposits
Liabilities
Deposits	(1,311)	(1,371)
Total fair value | Level 3
Assets
Cash and cash equivalents	0	0
Investment securities available-for-sale	0	0
Investment securities held-to-maturity	0	0
Loans held-for-sale	0	0
Loans held-for-investment	7,659	5,991
Loans with government guarantees	0	0
Mortgage servicing rights	291	335
Federal Home Loan Bank stock	0	0
Bank owned life insurance	0	0
Repossessed assets	8	14
Other assets, foreclosure claims	0	0
Derivative financial instruments, assets	24	24
Liabilities
Federal Home Loan Bank advances	0	0
Long-term debt	0	0
Warrant liabilities		0
DOJ litigation settlement	(60)	(60)
Contingent consideration	(25)
Derivative financial instruments, liabilities	0	(6)
Total fair value | Level 3 | Demand deposits and savings accounts
Liabilities
Deposits	0	0
Total fair value | Level 3 | Certificates of deposit
Liabilities
Deposits	0	0
Total fair value | Level 3 | Wholesale deposits
Liabilities
Deposits	0
Total fair value | Level 3 | Government deposits
Liabilities
Deposits	0	0
Total fair value | Level 3 | Company controlled deposits
Liabilities
Deposits	$ 0	$ 0